DEBT - Schedule of Long-Term Debt Instruments (Details) - USD ($)				1 Months Ended			12 Months Ended
	Feb. 15, 2017	Jun. 16, 2015	Dec. 31, 2012	Apr. 30, 2016	Apr. 29, 2016	Nov. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2021	Sep. 30, 2018	Sep. 30, 2017	Feb. 28, 2017	Sep. 30, 2016	Nov. 30, 2015	Sep. 30, 2008
Debt Instrument [Line Items]
Total debt							$ 1,374,710,000	$ 1,331,112,000
Long-term Debt and Due to Related Parties, Gross							1,391,850,000	1,344,788,000
Debt Issuance Costs, Net							(17,140,000)	(13,676,000)
Long-term Debt and Due to Related Parties							1,374,710,000	1,331,112,000
Maria and Freeze Facility
Debt Instrument [Line Items]
Total debt							0	174,000,000
High-Yield Bonds
Debt Instrument [Line Items]
Total debt							150,452,000	147,007,000
2015 Norwegian Bonds
Debt Instrument [Line Items]
Total debt							150,000,000	$ 150,000,000
Golar LNG Partners Credit Facility
Debt Instrument [Line Items]
Debt instrument term (in years)								10 years
Debt Instrument, Basis Spread on Variable Rate						1.34%
Total debt							0	$ 181,500,000
Line of Credit Facility, Maximum Borrowing Capacity															$ 285,000,000
Golar Partners Operating Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								3.00%
Total debt							0	$ 185,000,000
NR Satu Facility
Debt Instrument [Line Items]
Total debt							117,800,000	112,100,000
Term of loan			7 years
Line of Credit Facility, Maximum Borrowing Capacity							175,000,000
Golar Igloo Debt
Debt Instrument [Line Items]
Debt Instrument, Face Amount								1,125,000,000.000
Total debt							$ 0	$ 141,111,000
Golar Igloo Debt | KEXIM
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								2.75%
Term of loan								12 years
Golar Igloo Debt | K-Sure
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								2.10%
Term of loan							12 years	12 years
Golar Igloo Debt | Commercial
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate								2.75%
Term of loan								5 years
Eskimo SPV Debt
Debt Instrument [Line Items]
Total debt							$ 232,931,000	$ 254,070,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 232,900,000
Term Loan
Debt Instrument [Line Items]
Debt instrument term (in years)					5 years
Term Loan | Maria and Freeze Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 150,000,000.0
Debt instrument term (in years)		3 years
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 114,000,000
Term Loan | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 650,000,000.0
Senior Secured Credit Facility [Member] | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount				800,000,000.0
Senior Secured Credit Facility [Member] | Line of Credit [Member] | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 740,667,000.000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				378,000,000
Revolving Credit Facility | Line of Credit [Member] | Senior Secured Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 150,000,000.0
Long-term Debt													$ 125,000,000
Revolving Credit Facility | Line of Credit [Member] | Maria and Freeze Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 30,000,000.0
Scenario, Forecast | Revolving Credit Facility | Line of Credit [Member] | Senior Secured Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 75,000,000
Line of Credit Facility, Maximum Borrowing Capacity, Reduction										$ 50,000,000.0	$ 25,000,000.0
London Interbank Offered Rate (LIBOR) [Member] | Line of Credit [Member] | Maria and Freeze Facility
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.95%
London Interbank Offered Rate (LIBOR) [Member] | Senior Secured Credit Facility [Member] | Line of Credit [Member] | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.50%
Subsequent Event | Senior Unsecured Bonds
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 250,000,000											$ 250,000,000.0
Debt Instrument, Basis Spread on Variable Rate	6.25%